Note FDIC loss share income (expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure F D I C Loss Share Expense Income [Abstract]
Amortization of loss share indemnification asset	$ (934)		$ (469)	$ (10,201)
80% mirror accounting on credit impairment losses	104		3,136	(239)
80% mirror accounting on reimbursable expenses	537		2,454	8,433
80% mirror accounting on recoveries on covered assets, including rental income on OREOs, subject to reimbursement to the FDIC	(1,658)		2,405	(31,338)
Change in true-up payment obligation	(6,112)		(11,700)	(33,413)
Arbitration decision charge	0		0	(136,197)
Gain from the FDIC termination agreement	102,752	[1]	0	0
Other	36		(5,892)	(4,824)
FDIC loss share (expense) income	$ 94,725		$ (10,066)	$ (207,779)

[1]	Refer to Note 10 for additional information of the Termination Agreement with the FDIC.